Expense Example - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2010 Portfolio - VIP Investor Freedom 2010 Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555